INCOME TAXES - Summary of effect of tax holiday (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax saving amount due to HNTE status	¥ 106,516	¥ 90,819	¥ 29,739
Tax saving amount due to Cayman	¥ (411)
Income (loss) per share effect-basic and diluted	¥ 0.50	¥ 0.45	¥ 0.15